Income Taxes - Schedule of Theoretical Income Tax Expense Calculated on the Basis of Applicable Corporate Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Theoretical Income Tax Expense Calculated on the Basis of Applicable Corporate Tax Rate [Abstract]
Statutory corporate income tax rate	17.00%	17.00%	17.00%